UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:10/31/06

Item 1.  Reports to Stockholders.

Looking
long-term
SEMI-ANNUAL REPORT | AdvisorOne Funds | October 31, 2006
25¢

AdvisorOne Funds

Distributed by Aquarius Fund Distributors, LLC, Member NASD/SIPC

This page is intentionally left blank.

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter From The Portfolio Management Team	4
Amerigo Fund - Portfolio Summary	6
Amerigo Fund - Performance Update	7
Clermont Fund - Portfolio Summary	8
Clermont Fund - Performance Update	9
Berolina Fund - Portfolio Summary	10
Berolina Fund - Performance Update	11
Descartes Fund - Portfolio Summary	12
Descartes Fund - Performance Update	13
Liahona Fund - Portfolio Summary	14
Liahona Fund - Performance Update	15
Shareholder Expense Example	16
Amerigo Fund - Schedule of Investments	18
Clermont Fund - Schedule of Investments	20
Berolina Fund - Schedule of Investments	22
Descartes Fund - Schedule of Investments	24
Liahona Fund - Schedule of Investments	26
Statements of Assets and Liabilities	28
Statements of Operations	30
Amerigo Fund - Statements of Changes in Net Assets	32
Clermont Fund - Statements of Changes in Net Assets	33
Berolina Fund - Statements of Changes in Net Assets	34
Descartes Fund - Statements of Changes in Net Assets	35
Liahona Fund - Statements of Changes in Net Assets	36
Amerigo Fund - Financial Highlights	37
Clermont Fund - Financial Highlights	39
Berolina Fund - Financial Highlights	40
Descartes Fund - Financial Highlights	40
Liahona Fund - Financial Highlights	40
Notes to Financial Statements	41

Page 3

AdvisorOne Funds Semi-Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

We are pleased to provide you with the Semi-Annual Report for the Funds covering the six-month period that ended on October 31, 2006.

Investment Environment

While the S&P 500 Index generated a respectable total return of 6.14 percent during the six months ending October 31st, that return masked a tremendous amount of rotation and volatility that occurred throughout that time frame. Dividing our commentary into two three-month periods enables us to effectively illustrate this rotation.

During the three months ending July 31st, investors transitioned from "risk seeking" to risk aversion based on fear. Investors feared the Federal Reserve would continue to raise interest rates and they feared World War III given the increasing fighting and instability in the Middle East. Securities that performed well the first four months of 2006 were among the worst performers during this three-month period. In addition, large-cap value was the only asset class to generate a positive return (approximately 0.41 percent). The S&P 500 Index, a performance benchmark for the AdvisorOne Funds, outperformed each asset class except large-cap value. The key to performance during this three-month period was simple; buy securities that underperformed during the first four months of 2006 and wait.

Rotation and volatility continued during the three months ending October 31, 2006. Those securities that performed well in the prior three months were now underperforming. Investors began moving back to "risk seeking" behavior and the large-cap value asset class that topped the performance list in the prior three months was now at the bottom of the performers. International securities continued to trail the S&P 500 Index and those asset classes that were able to outperform the S&P 500 did so by a relatively small margin during this period.

With respect to economic activity, the weakness that many investors saw in the economy appears to have been confined to the auto and housing sectors which represent 9 percent of the U.S. economy. Earlier in 2006, mortgage rates rose to their highest level and auto manufacturers ceased offering pricing incentives while consumers watched gas prices cross $3.00 a gallon. Those three factors combined took a toll on economic growth. Then when the Federal Reserve no longer raised interest rates and oil prices dropped to a 17-month low, equity investors responded by taking the market higher. Merger and acquisition activity remains strong and third quarter corporate earnings came in much stronger than expected. Inflation readings also cooled which fueled hopes that the Federal Reserve might soon cut interest rates. All these factors helped produce a very strong rally during the latter three months of this overall period.

Page 4

AdvisorOne Funds Semi-Annual Report

Investment Outlook

The recent equity rally from the July lows has been driven by several factors. Investors have become more confident that the world economy is headed for a "soft landing" and fears of impending recession seem to have been overblown. Corporate earnings continue to surprise on the upside. Those parts of the economy that were the weakest appear to be showing early signs of stabilization. In our opinion, equities represent a good value relative to the low yields currently available on bonds.

Sincerely,
Portfolio Management Team

The AdvisorOne Funds are a fund of funds meaning they invest in underlying mutual funds and exchange-traded funds ("Underlying Funds"). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities. There are certain risks associated with these holdings as listed below:

EQUITY SECURITIES: The value will fluctuate in response to stock market movements
BONDS: The value will fluctuate with changes in interest rates
JUNK BONDS: Carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities
OPTIONS AND/OR FUTURES (Derivative Securities): Are volatile and involve significant risks
FOREIGN AND DEVELOPING MARKET SECURITIES: Unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets and a lack of governmental regulation may subject foreign securities to risk

The S&P 500 Index is an unmanaged composite of 500 large-capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index.

The Russell 1000 Value Index consists of the lower price-to-book ratios securities on the Russell 1000 Index. This index generally represents the value-oriented, large-capitalization stocks in the US equity market.

Portfolio holdings shown may not be representative of the fund's current or future investments and should not be considered to be investment advice. Portfolio holdings are subject to change and should not be considered to be investment advice. The performance for holdings shown represents past performance. Past performance is not necessarily indicative of current or future performance.

Page 5

AdvisorOne Funds Semi-Annual Report Amerigo Fund - Portfolio Summary

Portfolio Commentary

The key driver in Amerigo's performance during the past six months has been the underperformance of many asset classes. In fact, a large majority of asset classes underperformed the S&P 500 Index, the Fund's benchmark, by a large margin. Portfolio exposure to large- and mid-cap growth as well as developed and emerging international markets served as a drag on Amerigo's performance for the period. Approximately 70 percent of Amerigo's underperformance came in the May – July period.

Over the course of the past six months, Amerigo's cash position was reduced from its 17 percent peak at the end of the second quarter to approximately 2 percent at the end of October. The majority of the reduction in cash was reinvested into developed international equities and domestic small-caps. Holdings in the S&P 500 Trust Series 1 were cut in half while positions in emerging markets and mid-cap growth were also reduced. The majority of the proceeds from these reductions were reinvested into large-cap equities, particularly large-cap growth.

**Based on total investment value as of October 31, 2006. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Percentages in certain sections may not sum to 100% due to rounding. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

Portfolio Composition*

Money Market 1.95%
Small-Cap Blend 3.42%
1.35% Diversified Companies
Mid-Cap Growth 3.78%
Emerging Mkts 4.36%
23.59% Large-Cap Growth
Mid-Cap Blend 7.71%
Large-Cap Value 10.12%
19.53% International
Large-Cap Blend 11.64%
12.55% Specialty

Top 10 Portfolio Holdings*

iShares Russell 1000 Growth Index Fund **13.95%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares MSCI EAFE Index Fund **13.90%**
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

SPDR Trust Series 1 **11.64%**
This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

Nasdaq-100 Share Index Unit Series 1 **9.65%**
This Fund issues securities called NASDAQ-100 Index Tracking Stock.

iShares Russell 1000 Value Index Fund **5.40%**
This Fund seeks investment results corresponding with the large capitalization value sector of the U.S. equity market.

Vanguard Mid-Cap VIPERs **5.10%**
This Fund seeks investment results that correspond with the MSCI US Mid-Cap 450 Index, an index of stocks of medium-sized U.S. companies.

Vanguard Value VIPERs **4.72%**
This Fund seeks to track the performance of the MSCI US Small-Cap Value Index, an index of value stocks of smaller U.S. companies.

iShares Russell Mid-Cap Growth Index Fund **3.78%**
This Fund seeks investment results that correspond with the Russell Mid-Cap Growth Index, an index of the 800 smallest companies in the Russell 1000 Index.

SPDR Financial Select Sector Fund **3.63%**
This Fund seeks to replicate the total return of the Financial Select Sector of the Standard & Poor's 500 Index.

iShares Russell 2000 Fund **3.42%**
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.

You cannot invest directly in an index or benchmark.

Page 6

AdvisorOne Funds Semi-Annual Report Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2006

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class C Shares[1]	0.21%	13.66%	7.97%	N/A	0.24%	7/13/00
Class N Shares[2]	1.62%	15.67%	9.02%	N/A	6.70%	7/14/97

*Figure is not annualized
[1] Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.
[2] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$20,000
$15,000
$10,000
$18,279
$17,347
7/97 10/97 4/98 10/98 4/99 10/99 4/00 10/00 4/01 10/01 4/02 10/02 4/03 10/03 4/04 10/04 4/05 10/05 4/06 10/06
Amerigo Fund (Class N)
S&P 500 Index

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class. For more performance numbers current to the most recent month-end please call 1-866-811-0225.

"S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Page 7

AdvisorOne Funds Semi-Annual Report Clermont Fund - Portfolio Summary

Portfolio Commentary

Throughout the past six months, Clermont underperformed our expectations with approximately 85 percent of that underperformance occurring during the months of May, June and July. The Clermont Fund was affected by the same investor rotation behavior mentioned earlier in this report. Investors bounced from risk seeking to risk averse and back again.

Portfolio exposure to large- and mid-cap growth asset classes together with a small exposure to emerging market equities represented a drag on Clermont's performance. Clermont's fixed income portfolio was neutral in duration to its benchmark, which helped offset equity weakness to a degree.

Our portfolio management team eliminated exposure to the mid-cap growth and emerging markets sectors in June due to increased volatility and weakening relative strength. Proceeds from these trades were reinvested into large-cap value and developed international equities. As interest rates declined, profits were realized in Clermont's fixed income portfolio with proceeds being added to short-term cash equivalents.

**Based on total investment value as of October 31, 2006. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Percentages in certain sections may not sum to 100% due to rounding. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

Portfolio Composition*

Diversified Companies 1.10%
0.29% Small Blend
Large-Cap Growth 4.34%
Specialty 6.37%
27.98% Money Market
International 7.91%
Large-Cap Value 9.89%
Mid-Cap Blend 10.10%
20.23% Bond
Large-Cap Blend 11.79%

Top 10 Portfolio Holdings*

Milestone Treasury Obligation Portfolio Fund **26.52%**
This Fund is designed to meet the short-term investment objectives and liquidity management needs of institutional investors.

iShares Lehman Aggregate Bond Fund **10.89%**
This Fund seeks investment results that correspond with the U.S. Bond Market.

iShares Russell 1000 Value Index Fund **9.89%**
This Fund seeks investment results corresponding with the large-capitalization value sector of the U.S. equity market.

SPDR Trust Series 1 **9.41%**
This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

iShares MSCI EAFE Index Fund **7.91%**
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

Vanguard Mid-Cap VIPERs **7.41%**
This Fund seeks to track the performance of the MSCI US Mid-Cap 450 Index, an index of stocks of medium-size U.S. companies.

iShares Lehman 7-10 Year Treasury Bond Fund **5.09%**
This Fund seeks investment results corresponding with the Lehman Brothers 7-10 Year U.S. Treasury Index, an index that measures the performance of the the intermediate-term sector of the U.S. Treasury market.

iShares Russell 1000 Growth Index Fund **4.34%**
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.

iShares Morningstar Mid Core Index Fund **2.69%**
This Fund seeks investment results corresponding with stocks issued by mid-capitalization companies exhibiting average growth and value characteristics as determined by Morningstar, Inc.'s index methodology.

Vanguard Consumer Staples VIPERs **2.55%**
This Fund seeks investment results that correspond with the MSCI US Investable Market Consumer Staples Index, an index of U.S. consumer staples companies.

You cannot invest directly in an index or benchmark.

Page 8

AdvisorOne Funds Semi-Annual Report Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2006

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	1.36%	9.68%	5.12%	N/A	3.80%	7/14/97

*Figures are not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$20,000
$15,000
$10,000
$17,426
$17,347
$14,148
7/97 10/97 4/98 10/98 4/99 10/99 4/00 10/00 4/01 10/01 4/02 10/02 4/03 10/03 4/04 10/04 4/05 10/05 4/06 10/06
Clermont Fund (Class N)
Lehman Brothers Aggregate Bond Index
S&P 500 Index

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class. For more performance numbers current to the most recent month-end please call 1-866-811-0225.

The Lehman Brothers Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). "S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stock. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Page 9

AdvisorOne Funds Semi-Annual Report Berolina Fund - Portfolio Summary

Portfolio Commentary

Similar to Amerigo, the Berolina Fund underperformed its benchmark during the May – July time period. Performance was heavily impacted by the fact that the majority of asset classes underperformed the S&P 500 Index during the past six months. In addition Berolina's exposure to emerging markets and commodities served as a drag on performance for the period.

In order to reduce volatility in the fund from May through July, the portfolio management team placed several trades to increase cash and short-term bond holdings. These trades were based on market analysis and technical indicators that turned negative. As the markets settled down and the Israel-Hezbollah cease-fire held, the short-term cash and bond positions were reallocated into the market with a slight overweighting in large-cap securities both domestic and international. However, at the beginning of the rally, Berolina held a little more than 40 percent of its holdings in cash and bonds and had an overweighting of bonds relative to its benchmark. This defensive positioning caused Berolina to miss some of the initial upswing in the market.

**Based on total investment value as of October 31, 2006. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Percentages in certain sections may not sum to 100% due to rounding. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

Portfolio Composition*

Small-Cap Blend 4.99%
4.88% Bond
Money Market 6.61%
21.11% Specialty
Mid-Cap Blend 7.33%
International 8.80%
14.20% Emerging
Large-Cap Growth 9.86%
11.71% Large-Cap Blend
Large-Cap Value 10.51%

Top 10 Portfolio Holdings*

SPDR Trust Series 1 **9.03%**
This Fund issues Standard & Poor's Depositary Receipts (SPDRs, or "spiders"), a tracking stock of the Standard & Poor's 500 Index.

Diamonds Trust Series 1 **7.91%**
This Fund offers investors units of beneficial interest in common stocks that comprise the Dow Jones Industrial Average.

iShares S&P Latin America 40 Fund **7.13%**
This Fund consists of selected equities trading on the exchanges of four Latin American countries.

iShares MSCI Emerging Markets Index Fund **5.66%**
This Fund seeks investment results that correspond with the global emerging markets.

SPDR Consumer Staples Sector Fund **5.64%**
This Fund seeks investment results that correspond with the Consumer Staples Select Sector of the Standard & Poor's 500 Index (S&P 500 Index).

iShares Russell 2000 Fund **4.99%**
This Fund seeks investment results that correspond with the small capitalization sector of the U.S. equity market.

iShares MSCI EAFE Index Fund **4.61%**
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

Goldman Sachs Prime Obligation Fund **4.43%**
This Fund is designed to meet the short-term investment objectives and liquidity management needs of institutional investors.

iShares Russell Mid-Cap Index Fund **4.23%**
This Fund is a capitalization-weighted index fund consisting of the 800 smallest companies in the Russell 1000 Index.

iShares Russell 1000 Growth Index Fund **4.13%**
This Fund seeks investment results that correspond with the performance of the large-capitalization growth sector of the U.S. equity market.

You cannot invest directly in an index or benchmark.

Page 10

AdvisorOne Funds Semi-Annual Report Berolina Fund - Performance Update

Annualized Total Returns as of October 31, 2006

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	0.59%	N/A	N/A	N/A	1.70%	1/27/06

*Figures are not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Berolina Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$12,000
$10,000
$8,000
$10,887
$10,170
$10,048
1/27/06
1/31/06
2/28/06
3/31/06
4/30/06
5/31/06
6/30/06
7/31/06
8/31/06
9/30/06
10/31/06
Berolina Fund (Class N)
Lehman 1-5 Year Gov't Credit Index
S&P 500 Index

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class. For more performance numbers current to the most recent month-end please call 1-866-811-0225.

The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. "S&P 500 Index", a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Page 11

AdvisorOne Funds Semi-Annual Report Descartes Fund - Portfolio Summary

Portfolio Commentary

The Descartes Fund is benchmarked against the Russell 1000 Value Index, an index of large-cap value equities. The driving factor in Descartes performance was the fact that only one asset class outperformed large-cap value during the past six months. Therefore, asset class diversification served as a drag on performance for the fund during this period. This was especially true in May thru July when every asset class returned negative performance except large-cap value. More than 85 percent of Descartes underperformance came in the aforementioned time period.

Throughout the past six months, Descartes has grown steadily from a fund of $5 million to more than $90 million in assets. As money was added to the fund, it was invested into large-cap value and large-cap growth securities. The portfolio management team also made significant decreases in emerging international, domestic mid-cap growth and mid-cap blend holdings. These trades were placed in order to decrease volatility and take advantage of the surge in large-cap stocks during the third quarter.

**Based on total investment value as of October 31, 2006. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Percentages in certain sections may not sum to 100% due to rounding. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

Portfolio Composition*

Emerging Mkts 1.00%
Mid-Cap Blend 1.73%
0.98% Mid-Cap Growth
Large-Cap Growth 2.60%
Money Market 4.49%
27.03% Large-Cap Blend
Specialty 14.17%
21.62% International
26.38% Large-Cap Value

Top 10 Portfolio Holdings*

iShares S&P 500 Index Fund **16.86%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

iShares Russell 1000 Value Fund **12.68%**
This Fund seeks investment results that correspond with the performance of the large-capitalization value sector of the U.S. equity market.

iShares S&P 500 Value Index Fund **10.34%**
This Fund seeks investment results that correspond with the performance of the large-capitalization value sector of the U.S. equity market.

iShares Morningstar Mid Core Index Fund **8.16%**
This Fund seeks investment results corresponding with stocks issued by mid-capitalization companies exhibiting average growth and value characteristics as determined by Morningstar, Inc.'s index methodology.

iShares Global 100 Fund **6.45%**
This Fund seeks investment results that correspond with the performance of 100 large-capitalization global companies.

iShares MSCI EAFE Index Fund **6.03%**
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

Goldman Sachs Prime Obligation Fund **3.42%**
This Fund is designed to meet the short-term investment objectives and liquidity management needs of institutional investors.

iShares Morningstar Large Value Index Fund **3.36%**
This Fund seeks investment results that correspond with the performance of large-capitalization companies that have exhibited value characteristics as determined by Morningstar, Inc.'s index methodology.

iShares Global Healthcare Sector Fund **2.83%**
This Fund seeks investment results that correspond with the performance of companies in the healthcare sector of the economy.

iShares Global Technology Sector Index Fund **2.72%**
This Fund seeks investment results that correspond with the performance of companies in the information technology sector of the economy.

You cannot invest directly in an index or benchmark.

Page 12

AdvisorOne Funds Semi-Annual Report Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2006

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	4.50%	N/A	N/A	N/A	4.40%	4/19/06

*Figures are not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$12,000
$10,000
$8,000
$10,836
$10,440
4/19/06
4/30/06
5/31/06
6/30/06
7/31/06
8/31/06
9/30/06
10/31/06
Descartes Fund (Class N)
Russell 1000 Value

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class. For more performance numbers current to the most recent month-end please call 1-866-811-0225.

The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Page 13

AdvisorOne Funds Semi-Annual Report — Liahona Fund - Portfolio Summary

Portfolio Commentary

Liahona faced the same challenge as the other AdvisorOne Funds, only one asset class outperformed large-cap value during the past six months. The equity portion of Liahona's portfolio is benchmarked against the Russell 1000 Value Index. Liahona underperformed the broader markets during the period. The majority of this underperformance was a result of lagging the market during May, June and July. Emerging international and mid-cap blend asset classes suffered losses when investors shifted from risk-seeking to risk averse causing a drag on Liahona's performance. These asset classes were reduced to keep the portfolio's volatility in check.

Throughout the past six months, Liahona has grown steadily from a fund of $2 million to more than $26 million in assets. As money was added to the fund, it was invested into long-term bonds, developed international, large-cap value and large-cap blend. The remaining cash is being held in order to implement a barbell strategy that will complement our long-term bond position.

**Based on total investment value as of October 31, 2006. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Percentages in certain sections may not sum to 100% due to rounding. Concentrating in a small number of investments increases the Fund's risk because each investment has a greater effect on the Fund's performance.*

Portfolio Composition*

Bond 7.48%
2.18% Large-Cap Growth
Specialty 8.90%
25.56% Money Market
International 13.94%
22.40% Large-Cap Blend
Large-Cap Value 19.54%

Top 10 Portfolio Holdings*

iShares S&P 500 Index Fund — **15.86%**
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.

Milestone Treasury Obligation Portfolio Fund — **14.83%**
This Fund is designed to meet the short-term investment objectives and liquidity management needs of institutional investors.

iShares Russell 1000 Value Fund — **12.66%**
This Fund seeks investment results that correspond with the performance of the large-capitalization value sector of the U.S. equity market.

Goldman Sachs Prime Obligation Fund — **10.73%**
This Fund is designed to meet the short-term investment objectives and liquidity management needs of institutional investors.

iShares S&P 500 Value Index Fund — **6.88%**
This Fund seeks investment results that correspond with the performance of the large-capitalization value sector of the U.S. equity market.

iShares Lehman 20+ Year Treasury Bond Fund — **5.99%**
This Fund seeks investment results that correspond with the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

iShares Morningstar Large Core Index Fund — **3.83%**
This Fund seeks investment results that correspond with the performance of stocks issued by large-capitalization companies that have exhibited average growth and value characteristics as determined by Morningstar, Inc.'s index methodology.

iShares MSCI EAFE Index Fund — **3.65%**
This Fund seeks investment results that correspond with the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

Rydex Russell Top 50 ETF Fund — **2.70%**
This Fund seeks investment returns corresponding with the performance of the Russell Top 50™ Index, an index of the largest 50 stocks.

iShares MSCI EAFE Growth Index Fund — **2.18%**
This Fund seeks investment results that correspond with the growth portion of the MSCI EAFE Index, an index that measures performance of Europe, Australia and the Far East.

You cannot invest directly in an index or benchmark.

Page 14

AdvisorOne Funds Semi-Annual Report Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2006

	6 Months*	1 Year	5 Year	10 Year	Since Inception	Inception Date
Class N Shares[1]	3.10%	N/A	N/A	N/A	3.00%	4/19/06

*Figures are not annualized.
[1] Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund's benchmark index.

$12,000
$10,000
$8,000
$10,836
$10,300
$10,119
4/19/06
4/30/06
5/31/06
6/30/06
7/31/06
8/31/06
9/30/06
10/31/06
Liahona Fund (Class N)
Lehman Brothers 1-5 Year Gov't Credit Index
Russell 1000 Value

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Adviser, the Distributor, the Administrator and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class. For more performance numbers current to the most recent month-end please call 1-866-811-0225.

The Lehman 1-5 Year Government Credit Index measures the performance of U.S. Treasury and agency securities, and corporate bonds with 1-5 year maturities. The Russell 1000 Value Index measures the performance of the 1,000 largest companies in the Russell 3000 Index with the lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index or benchmark.

Investors should carefully consider the investment objectives, risks, charges and expenses of the AdvisorOne Funds. This and other important information about the AdvisorOne Funds is contained in the prospectus, which can be obtained by calling 1-866-811-0225. The prospectus should be read carefully before investing. The AdvisorOne Funds are distributed by Aquarius Fund Distributors, LLC member NASD/SIPC.

Page 15

AdvisorOne Funds Semi- Annual Report

Shareholder Expense Example (Unaudited )

As a shareholder of the Fund you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/06 to 10/31/06)
Amerigo Fund
Actual:
Class C	$1,000.00	$1,012.07	2.15%	$10.90
Class N	1,000.00	1,016.24	1.15%	5. 84
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.37	2.15%	10.92
Class N	1,000.00	1,019.4 1	1.15%	5.8 5

	Beginning Account Value (5/1/06)	Ending Account Value (10/31/06)	Expense Ratio (Annualized)	Expenses Paid During the Period* (5/1/06 to 10/31/06)
Clermont Fund
Actual	$1,000.00	$1,013.59	1.15%	$5.84
Hypothetical (5% return before expenses)	1,000.00	1,019.41	1.15%	5.85
Berolina Fund
Actual	1,000.00	1,005.94	1.15%	5.8 1
Hypothetical (5% return before expenses)	1,000.00	1,019. 41	1.15%	5. 85
Descartes Fund
Actual	1,000.00	1,045.04	1.15%	5.9 3
Hypothetical (5% return before expenses)	1,000.00	1,019. 41	1.15%	5. 85
Liahona Fund
Actual	1,000.00	1,031.03	1.15%	5. 89
Hypothetical (5% return before expenses)	1,000.00	1,019. 41	1.15%	5. 85

*Expenses are equal to the Fund’s annualized expense ratios multiplied by the average account value over the period,

multiplied by 184/365 (to reflect the one-half year period).

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited)
October 31, 2006

	Shares	Market Value
Common Stocks - 1.35%
Diversified Companies - 1.35%
Berkshire Hathaway, Inc- Class A*	71	$ 7,488,725
Total Common Stocks (cost $6,404,833)		7,488,725

Equity Funds - 96.74%
Emerging Markets - 4.36%
iShares MSCI Emerging Markets Index Fund	150,000	15,540,000
Vanguard Pacific VIPERs	135,000	8,712,900
		24,252,900

International Equity - 19.53%
iShares MSCI EAFE Index Fund	1,100,000	77,319,000
iShares MSCI Germany Index Fund	200,000	5,032,000
iShares MSCI Mexico Index Fund	100,000	4,652,000
iShares MSCI Netherlands Index Fund	220,000	5,484,600
iShares MSCI Singapore Index Fund	570,000	5,774,100
iShares MSCI Spain Index Fund	100,000	5,053,000
iShares MSCI Tawain Index Fund	400,000	5,296,000
		108,610,700
Large Cap Blend - 11.65%
SPDR Trust Series 1	470,000	64,761,300

Large Cap Growth - 23.60%
iShares Russell 1000 Growth Index Fund	1,437,000	77,583,630
Nasdaq-100 Index Tracking Stock Fund	1,260,000	53,650,800
		131,234,430
Large Cap Value - 10.12%
iShares Russell 1000 Value Index Fund	378,000	30,028,320
Vanguard Value VIPERs	400,000	26,256,000
		56,284,320
Mid Cap Blend - 7.72%
iShares Russell Midcap Index Fund	150,000	14,532,000
Vanguard Mid-Cap VIPERs	400,000	28,364,000
		42,896,000
Mid Cap Growth - 3.79%
iShares Russell Midcap Growth Index Fund	210,000	21,050,400

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Amerigo Fund (Unaudited) (Continued)
October 31, 2006

	Shares	Market Value
Small Cap Blend - 3.42%
iShares Russell 2000 Index Fund	250,000	$ 19,027,500

Speciality - 12.55%
iShares Dow Jones US Healthcare Sector Index Fund	70,000	4,619,300
iShares S&P Global Healthcare Sector Index Fund	10,000	574,700
SPDR Consumer Staples Select Sector Fund	366,000	9,453,780
SPDR Financial Select Sector Fund	570,000	20,212,200
SPDR Industrial Select Sector Fund	225,000	7,713,000
SPDR Material Select Sector Fund	200,000	6,708,000
SPDR Utilities Select Sector Fund	150,000	5,370,000
Vanguard Health Care VIPERs	265,000	15,150,050
		69,801,030

Total Equity Funds (cost $498,768,498)		537,918,580

Money Market Funds - 1.95%
Goldman Sachs Prime Obligation Fund	8,839,167	8,839,167
Milestone Treasury Obligation Portfolio - Institutional Cl	2,000,000	2,000,000
Total Money Market Funds (cost $10,839,167)		10,839,167

Total Investments (cost $516,012,498) - 100.04%		$ 556,246,472
Other Assets less Liabilities - (0.04)%		(205,995)
NET ASSETS - 100.00%		$ 556,040,477

*Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Clermont Fund (Unaudited)
October 31, 2006

	Shares	Market Value
Common Stock - 1.10%
Diversified Companies - 1.10%
Berkshire Hathaway, Inc- Class A*	13	$ 1,371,175
Total Common Stocks (cost $1,135,236)		1,371,175

Bond Funds - 20.22%
iShares Lehman Aggregate Bond Fund	135,000	13,558,050
iShares Lehman 7-10 Year Treasury Bond Fund	76,000	6,328,520
iShares Lehman 20+ Year Treasury Bond Fund	30,000	2,694,300
Van Kampen Senior Income Trust	305,000	2,592,500
Total Bond Funds (cost $24,609,459)		25,173,370

Equity Funds - 50.68%
International Equity - 7.91%
iShares MSCI EAFE Index Fund	140,000	9,840,600

Large Cap Blend - 11.78%
iShares Morningstar Large Core Index Fund	40,000	2,955,600
SPDR Trust Series I	85,000	11,712,150
		14,667,750
Large Cap Value - 9.89%
iShares Russell 1000 Value Index Fund	155,000	12,313,200

Mid Cap Blend - 10.09%
iShares Morningstar Mid Core Index Fund	42,000	3,345,720
Vanguard Mid-Cap VIPERs	130,000	9,218,300
		12,564,020
Large Cap Growth - 4.34%
iShares Russell 1000 Growth Index Fund	100,000	5,399,000

Small Blend - 0.30%
Vanguard Small-Cap VIPERs	5,500	367,235

Speciality - 6.37%
SPDR Utilities Select Sector Fund	35,000	1,253,000
SPDR Financial Select Sector Fund	20,000	709,200
Vanguard Consumer Staples VIPERs	50,000	3,167,500
Vanguard Health Care VIPERs	49,000	2,801,330
		7,931,030

Total Equity Funds (cost $54,318,286)		63,082,835
AdvisorOne Funds Semi-Annual Report

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2006

	Shares	Market Value
Money Market Funds - 27.97%
Goldman Sachs Prime Obligation Fund	1,816,265	$ 1,816,265
Milestone Treasury Obligation Portfolio- Institutional Cl	33,000,000	33,000,000
Total Money Market Funds (cost $34,816,265)		34,816,265

Total Investments (cost $114,879,246) - 99.97%		$ 124,443,645
Other Assets less Liabilities - 0.03%		38,501
NET ASSETS - 100.00%		$ 124,482,146

* Non-income producing security
EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Berolina Fund (Unaudited)
October 31, 2006

	Shares	Market Value
Bond Funds - 4.96%
iShares Lehman Aggregate Bond Fund	10,000	$ 1,004,300
iShares Lehman 7-10 Year Treasury Bond Fund	20,000	1,665,400
iShares Lehman 20+ Year Treasury Bond Fund	20,000	1,796,200
Total Bond Funds (cost $4,427,268)		4,465,900

Equity Funds - 89.98%
Emerging Markets - 14.44%
iShares MSCI Emerging Markets Index Fund	50,000	5,180,000
iShares S&P Latin America 40 Fund	42,500	6,528,000
Vanguard Pacific VIPERs	20,000	1,290,800
		12,998,800
International Equity - 8.94%
iShares MSCI EAFE Index Fund	60,000	4,217,400
iShares MSCI Mexico Index Fund	40,000	1,860,800
iShares MSCI Spain Index Fund	30,000	1,515,900
iShares MSCI United Kingdom Index Fund	20,000	458,000
		8,052,100
Large Cap Blend - 11.90%
SPDR Trust Series 1	60,000	8,267,400
Vanguard Large-Cap VIPERs	40,000	2,448,400
		10,715,800
Large Cap Growth - 10.03%
iShares Russell 1000 Growth Index Fund	70,000	3,779,300
Nasdaq 100 Share Index Unit Series 1	70,000	2,980,600
Vanguard Growth VIPERs	40,000	2,266,000
		9,025,900
Large Cap Value - 10.69%
Diamonds Trust Series I	60,000	7,243,800
iShares Russell 1000 Value Index Fund	30,000	2,383,200
		9,627,000
Mid Cap Blend - 7.45%
iShares Russell Midcap Index Fund	40,000	3,875,200
Vanguard Mid-Cap VIPERs	40,000	2,836,400
		6,711,600
Small Cap Blend - 5.07%
iShares Russell 2000 Index Fund	60,000	4,566,600

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Berolina Fund (Unaudited) (Continued)
October 31, 2006

	Shares	Market Value
Speciality - 21.46%
iPATH Dow Jones AIG Commodity Index Total Return	10,000	$ 485,200
Oil Service HOLDRS Trust	2,700	362,096
SPDR Consumer Staples Select Sector Fund	200,000	5,166,000
SPDR Energy Select Sector Fund	40,000	2,234,800
SPDR Financial Select Sector Fund	50,000	1,773,000
SPDR Health Care Sector Fund	40,000	1,332,000
SPDR Industrials Select Sector Fund	35,000	1,199,800
SPDR Materials Select Sector Fund	30,000	1,006,200
SPDR Technology Select Sector Fund	60,000	1,373,400
SPDR Utilities Select Sector Fund	70,000	2,506,000
StreetTracks Gold Trust*	20,000	1,204,800
Vanguard Materials VIPERs	10,000	678,400
		19,321,696

Total Equity Funds (cost $75,911,657)		81,019,496

Money Market Funds - 6.73%
Goldman Sachs Prime Obligation Fund	4,056,164	4,056,164
Milestone Treasury Obligation Portfolio- Institutional Cl	2,000,000	2,000,000
Total Money Market Funds (cost $6,056,164)		6,056,164

Total Investments (cost $86,395,089) - 101.67%		$ 91,541,560
Other Assets less Liabilities - (1.67)%		(1,504,574)
NET ASSETS - 100.00%		$ 90,036,986

EAFE- Europe, Australasia, Far East
HOLDRs - Holding Company Depositary Receipts
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited)
October 31, 2006

	Shares	Market Value
Equity Funds - 96.53%
Emerging Markets - 1.01%
iShares MSCI Emerging Markets Index Fund	9,000	$ 932,400

International Equity - 21.85%
iShares Morningstar MSCI EAFE Growth Index Fund	29,000	1,893,120
iShares MSCI EAFE Index Fund	80,000	5,623,200
iShares MSCI Germany Index Fund	35,000	880,600
iShares MSCI Netherlands Index Fund	22,000	548,460
iShares MSCI Singapore Index Fund	179,000	1,813,270
iShares MSCI Spain Index Fund	26,000	1,313,780
iShares S&P Global 100 Index Fund	83,000	6,018,330
WisdomTree Europe Small Cap Dividend Fund	24,000	1,380,240
WisdomTree International Small Cap Dividend Fund	12,000	706,320
		20,177,320
Large Cap Blend - 27.31%
iShares Morningstar Large Core Index Fund	103,000	7,610,670
iShares S&P 500 Index Fund	114,000	15,736,560
Rydex Russell Top 50	18,000	1,873,440
		25,220,670
Large Cap Growth - 2.63%
iShares Russell 1000 Growth Index Fund	45,000	2,429,550

Large Cap Value - 26.67%
iShares Russell 1000 Value Index Fund	149,000	11,836,560
iShares S&P 500 Value Index Fund	130,000	9,646,000
iShares Morningstar Large Value Index Fund	39,000	3,137,940
		24,620,500
Mid Cap Blend - 1.75%
iShares Dow Jones U.S. Transportation Index Fund	4,000	338,560
iShares Morningstar Mid Core Index Fund	16,000	1,274,560
		1,613,120
Mid Cap Growth - 0.98%
iShares Russell Midcap Growth Index Fund	9,000	902,160

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Descartes Fund (Unaudited) (Continued)
October 31, 2006

	Shares	Market Value
Speciality - 14.33%
iPATH Dow Jones AIG Commodity Index Total Return	15,000	$ 727,800
iShares S&P Global Financials Sector Fund	23,000	1,992,030
iShares S&P Global Healthcare Sector Fund	46,000	2,643,620
iShares S&P Global Technology Sector Fund	45,000	2,542,500
iShares Dow Jones U.S. Telecommunication
Sector Index Fund	57,000	1,635,900
iShares Dow Jones U.S. Insurance Fund	36,000	1,852,920
SPDR Financial Select Sector Fund	13,000	460,980
SPDR Utilities Select Sector Fund	10,000	358,000
Vanguard Consumer Staples VIPERs	16,000	1,013,600
		13,227,350

Total Equity Funds (cost $84,227,854)		89,123,070

Money Market Funds - 4.54%
Goldman Sachs Prime Obligation Fund	3,193,195	3,193,195
Milestone Treasury Obligation Portfolio- Institutional Cl	1,000,000	1,000,000
Total Money Market Funds (cost $4,193,195)		4,193,195

Total Investments (cost $88,421,049) - 101.07%		$ 93,316,265
Other Assets less Liabilities - (1.07%)		(984,215)
NET ASSETS - 100.00%		$ 92,332,050

EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
SPDR- Standard & Poors' Depositary Receipts
VIPERs - Vanguard Index Participation Equity Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited)
October 31, 2006

	Shares	Market Value
Bond Funds - 7.55%
iShares Lehman 20+ Year Treasury Bond Fund	18,000	$ 1,616,580
iShares Lehman US TIP Securities Fund	4,000	402,480
Total Bond Funds (cost $1,946,339)		2,019,060

Equity Funds - 67.51%
International Equity - 14.06%
iShares MSCI EAFE Index Fund	14,000	984,060
iShares MSCI Germany Index Fund	14,000	352,240
iShares MSCI Netherlands Index Fund	10,000	249,300
iShares MSCI Singapore Index Fund	27,000	273,510
iShares MSCI Spain Index Fund	10,000	505,300
iShares S&P Global Consumer Staples Index Fund	9,000	462,600
iShares S&P Global 100 Index Fund	8,000	580,080
WisdomTree Europe Small Cap Dividend Fund	6,000	353,160
		3,760,250
Large Cap Blend - 22.58%
iShares Morningstar Large Core Index Fund	14,000	1,034,460
iShares S&P 500 Index Fund	31,000	4,279,240
Rydex Russell Top 50	7,000	728,560
		6,042,260
Large Cap Growth - 2.20%
iShares MSCI EAFE Growth Index Fund	9,000	587,520

Large Cap Value - 19.70%
iShares Russell 1000 Value Index Fund	43,000	3,415,920
iShares S&P 500 Value Index Fund	25,000	1,855,000
		5,270,920
Speciality - 8.97%
iPATH Dow Jones AIG Commodity Index Total Return	8,000	388,160
iShares Dow Jones US Telecommunication Sector Index Fund	16,000	459,200
iShares Dow Jones US Insurance Index Fund	3,000	154,410
iShares S&P Global Financials Sector Index Fund	3,000	259,830
iShares S&P Global Healthcare Sector Index Fund	4,000	229,880
iShares S&P Global Technology Sector Index Fund	6,000	339,000
Vanguard Consumer Staples VIPERs	9,000	570,150
		2,400,630

Total Equity Funds (cost $16,884,009)		18,061,580

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Liahona Fund (Unaudited) (Continued)
October 31, 2006

	Shares	Market Value
Money Market Funds - 25.78%
Goldman Sachs Prime Obligation Fund	2,895,778	$ 2,895,778
Milestone Treasury Obligation Portfolio- Institutional Cl	4,000,000	4,000,000
Total Money Market Funds (cost $6,895,778)		6,895,778

Total Investments (cost $25,726,126) - 100.84%		$ 26,976,418
Other Assets less Liabilities - (0.84%)		(223,498)
NET ASSETS - 100.00%		$ 26,752,920

EAFE- Europe, Australasia, Far East
MSCI- Morgan Stanley Capital International
TIP- Treasury Inflation Protected
VIPERs - Vanguard Index Participation Equity Receipts

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities
October 31, 2006 (Unaudited)

	Amerigo	Clermont
Assets:	Fund	Fund
Investments, at cost	$ 516,012,498	$ 114,879,246
Investments in securities, at value (a)	$ 545,407,305	$ 89,627,380
Short term investments (a)	10,839,167	34,816,265
Interest and dividends receivable	59,407	186,268
Receivable for fund shares sold	269,919	29,393
Prepaid expenses and other assets	64,088	32,907
Total Assets	556,639,886	124,692,213

Liabilities:
Payable for fund shares redeemed	-	52,004
Payable to advisor (b)	473,341	99,883
Accrued expenses and other liabilities	126,068	58,181
Total Liabilities	599,409	210,068
Net Assets	$ 556,040,477	$ 124,482,145

Net Assets:
Paid in capital	$ 451,367,968	$ 110,440,387
Undistributed net investment income	2,372,473	1,855,311
Accumulated net realized gain on investments	62,066,062	2,622,048
Net unrealized appreciation on investments	40,233,974	9,564,399
Net Assets	$ 556,040,477	$ 124,482,145

Class C Shares:
Net assets	$ 7,405,045	$ -
Net asset value and offering price per share*	$ 15.09	$ -
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)
Total shares outstanding at end of year	490,871	-

Class N Shares:
Net assets	$ 548,635,432	$ 124,482,145
Net asset value, offering and redemption price per share	$ 15.64	$ 11.19
(based on shares of beneficial interest outstanding;
unlimited number of shares authorized; no par value)
Total shares outstanding at end of year	35,074,869	11,124,018

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Continued)
October 31, 2006 (Unaudited)

	Berolina	Descartes	Liahona
Assets:	Fund	Fund	Fund
Investments, at cost	$ 86,395,089	$ 88,421,049	$ 25,726,126
Investments in securities, at value (a)	$ 85,485,396	$ 89,123,070	$ 20,080,640
Short term investments (a)	6,056,164	4,193,195	6,895,778
Receivable for securities sold	-	-	318,322
Interest and dividends receivable	44,026	18,191	24,281
Receivable for fund shares sold	23,377	136,003	10,515
Prepaid expenses and other assets	32,507	23,422	23,410
Total Assets	91,641,470	93,493,881	27,352,946

Liabilities:
Payable for securities purchased	1,505,401	1,066,928	567,283
Payable for fund shares redeemed	-	-	5,465
Payable to advisor (b)	67,589	65,820	11,442
Accrued expenses and other liabilities	31,494	29,083	15,836
Total Liabilities	1,604,484	1,161,831	600,026
Net Assets	$ 90,036,986	$ 92,332,050	$ 26,752,920

Net Assets:
Paid in capital	$ 85,663,845	$ 87,447,150	$ 24,478,607
Undistributed net investment income	210,572	134,996	129,863
Accumulated net realized loss
on investments	(983,902)	(145,312)	(105,842)
Net unrealized appreciation on
on investments	5,146,471	4,895,216	1,250,292
Net Assets	$ 90,036,986	$ 92,332,050	$ 25,752,920

Class N Shares:
Net assets	$ 90,036,986	$ 92,332,050	$ 26,752,920
Net asset value, offering and redemption
price per share (based on shares of
beneficial interest outstanding; unlimited
number of shares authorized; no par value)	$ 10.17	$ 10.44	$ 10.30
Total shares outstanding at end of period	8,851,971	8,840,277	2,596,392

(a) Refer to Note 2 in the Notes to Financial Statements at the back of this report.
(b) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations
For the Six Months Ended October 31, 2006 (Unaudited)

	Amerigo	Clermont
	Fund	Fund
Investment Income:
Interest income	$ 1,151,816	$ 1,004,263
Dividend income	2,983,909	877,887
Total investment income	4,135,725	1,882,150

Expenses:
Investment advisory fee (a)	2,810,821	637,482
Administration fees (a)	210,287	68,028
Accounting fees (a)	60,410	26,168
Distribution fees - Class C Shares (a)	37,216	-
Registration & filing fees	29,157	16,098
Transfer agent fees (a)	32,010	21,929
Custodian fees	27,007	5,414
Printing and postage expense	6,554	3,277
Professional fees	26,473	12,372
Insurance	7,940	3,529
Trustees' fees	2,017	2,017
Miscellaneous expenses	1,209	1,009
Total expenses before waivers	3,251,101	797,323
Expenses waived (a)	-	(64,971)
Net Expenses	3,251,101	732,352
Net Investment Income	884,624	1,149,798

Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	13,180,631	1,200,672
Net change in unrealized appreciation
on investments	(7,932,916)	(947,315)
Net Realized and Unrealized Gain on Investments	5,247,715	253,357
Net Increase in Net Assets Resulting from
Operations	$ 6,132,339	$ 1,403,155

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Continued)
For the Six Months Ended October 31, 2006 (Unaudited)

	Berolina	Descartes	Liahona
	Fund	Fund	Fund
Investment Income:
Interest income	$ 204,580	$ 81,003	$ 86,007
Dividend income	293,498	290,397	136,097
Total investment income	498,078	371,400	222,104

Expenses:
Investment advisory fee (a)	275,679	204,303	79,786
Administration fees (a)	27,158	27,313	22,165
Accounting fees (a)	15,106	15,252	14,115
Registration & filing fees	15,123	15,123	12,123
Transfer agent fees (a)	18,148	17,518	14,796
Custodian fees	4,270	3,129	1,394
Printing and postage expense	2,773	4,806	2,446
Professional fees	13,695	12,697	9,974
Insurance	2,267	2,245	1,155
Trustees' fees	907	907	907
Miscellaneous expenses	1,008	2,008	1,008
Total expenses before waivers	376,134	305,301	159,869
Expenses waived (a)	(57,643)	(68,656)	(67,588)
Net Expenses	318,491	236,645	92,281
Net Investment Income	179,587	134,755	129,823

Net Realized and Unrealized Gain
on Investments:
Net realized loss on
investments	(1,241,407)	(145,312)	(105,483)
Net change in unrealized appreciation
on investments	4,377,721	4,889,950	1,247,842
Net Realized and Unrealized
Gain on Investments	3,136,314	4,744,638	1,142,359
Net Increase in Net Assets
Resulting From Operations	$ 3,315,901	$ 4,879,393	$ 1,272,182

(a) Refer to Note 3 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Amerigo Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2006	April 30, 2006
Increase (Decrease) in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 884,624	$ 2,450,008
Net realized gain on investments	13,180,631	58,761,199
Net change in unrealized appreciation
on investments	(7,932,916)	31,281,595
Net increase in net assets resulting from operations	6,132,339	92,492,802
From Distributions to Shareholders:
From Net Investment Income:
Class C	-	(5,686)
Class N	-	(2,169,241)
From Net Realized Gains:
Class C	-	(187,160)
Class N	-	(11,328,170)
Total Dividends and Distributions to Shareholders	-	(13,690,257)
From Fund Share Transactions (a)	(44,464,664)	170,574,811
Total Increase (Decrease) in Net Assets	(38,332,325)	249,377,356

Net Assets:
Beginning of year	594,372,802	344,995,446
End of period	$ 556,040,477	$ 594,372,802
Undistributed net investment income at end of period	$ 2,372,473	$ 1,487,849

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Clermont Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2006	April 30, 2006
Increase (Decrease) in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 1,149,798	$ 1,890,070
Net realized gain on investments	1,200,672	4,194,266
Net change in unrealized appreciation
on investments	(947,315)	6,875,175
Net increase in net assets resulting from operations	1,403,155	12,959,511
From Distributions to Shareholders:
From Net Investment Income:
Class N	-	(1,760,306)
From Net Realized Gains:
Class N	-	(3,192,021)
Total Dividends and Distributions to Shareholders	-	(4,952,327)
From Fund Share Transactions (a)	(10,530,254)	22,718,104
Total Increase (Decrease) in Net Assets	(9,127,099)	30,725,288

Net Assets:
Beginning of year	133,609,244	102,883,956
End of period	$ 124,482,145	$ 133,609,244
Undistributed net investment income at end of period	$ 1,855,311	$ 705,513

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Berolina Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2006	April 30, 2006
Increase in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 179,587	$ 30,985
Net realized gain (loss) on investments	(1,241,407)	257,505
Net change in unrealized appreciation
on investments	4,377,721	768,750
Net increase in net assets resulting from operations	3,315,901	1,057,240
From Fund Share Transactions (a)	53,382,672	32,281,173
Total Increase in Net Assets	56,698,573	33,338,413

Net Assets:
Beginning of period	33,338,413	-
End of period	$ 90,036,986	$ 33,338,413
Undistributed net investment income at end of period	$ 210,572	$ 30,985

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Descartes Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2006	April 30, 2006
Increase in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 134,755	$ 241
Net realized loss on investments	(145,312)	-
Net change in unrealized appreciation
on investments	4,889,950	5,266
Net increase in net assets resulting from operations	4,879,393	5,507
From Fund Share Transactions (a)	82,861,958	4,585,192
Total Increase in Net Assets	87,741,351	4,590,699

Net Assets:
Beginning of year	4,590,699	-
End of period	$ 92,332,050	$ 4,590,699
Undistributed net investment income at end of period	$ 134,996	$ 241

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets
Liahona Fund

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2006	April 30, 2006
Increase in Net Assets:	(Unaudited)

From Operations:
Net investment income	$ 129,823	$ 40
Net realized loss on investments	(105,483)	(359)
Net change in unrealized appreciation
on investments	1,247,842	2,450
Net increase in net assets resulting from operations	1,272,182	2,131
From Fund Share Transactions (a)	23,654,670	1,823,937
Total Increase in Net Assets	24,926,852	1,826,068

Net Assets:
Beginning of period	1,826,068	-
End of period	$ 26,752,920	$ 1,826,068
Undistributed net investment income at end of period	$ 129,863	$ 40

(a) Refer to Note 6 in the Notes to Financial Statements at the back of this report.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated. (a)

		Class C Shares

	Six Months Ended	Fiscal Years Ending April 30,
	October 31, 2006	2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$ 14.91	$ 12.65	$ 11.82	$ 9.47	$ 11.27	$ 13.07

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.07)	(0.07)	(0.09)	(0.10)	(0.18)
Net realized and unrealized gain (loss) on
investments	0.23	2.67	0.90	2.44	(1.70)	(0.95)
Total income (loss) from investment operations	0.18	2.60	0.83	2.35	(1.80)	(1.13)

Less distributions from net investment income	-	(0.01)	-	-	-	(0.12)
Less distributions from net realized gains	-	(0.33)	-	-	-	(0.55)
Total distributions from net investment
income and net realized gains	-	(0.34)	-	-	-	(0.67)

Net asset value, end of period	$ 15.09	$ 14.91	$ 12.65	$ 11.82	$ 9.47	$ 11.27

Total return (b)	1.21%	20.73%	7.02%	24.82%	(15.97)%	(8.66)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 7,405	$ 7,893	$ 7,067	$ 6,375	$ 4,741	$ 4,136
Ratio of expenses to average net assets	2.15%	2.15%	2.15%	2.15%	2.15%	2.33%
Ratio of expenses to average net assets
before waivers and reimbursements	2.15%	2.16%	2.22%	2.36%	2.63%	2.87%
Ratio of net investment income (loss) to
average net assets	(0.67)%	(0.51)%	(0.57)%	(0.79)%	(1.01)%	(1.55)%
Portfolio turnover rate	143%	73%	57%	55%	107%	46%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each period indicated.(a)

		Class N Shares

	Six Months Ended	Fiscal Years Ending April 30,
	October 31, 2006	2006	2005	2004	2003		2002
	(Unaudited)
Net asset value, beginning of period	$ 15.39	$ 12.97	$ 12.00	$ 9.52	$ 11.22		$ 12.97

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.08	0.07	0.02	(0.00)	(b)	(0.07)
Net realized and unrealized gain (loss) on
investments	0.23	2.73	0.91	2.46	(1.70)		(0.94)
Total income (loss) from investment operations	0.25	2.81	0.98	2.48	(1.70)		(1.01)

Less distributions from net investment income	-	(0.06)	(0.01)	-	-		(0.19)
Less distributions from net realized gains	-	(0.33)	-	-	-		(0.55)
Total distributions from net investment
income and net realized gains	-	(0.39)	(0.01)	-	-		(0.74)

Net asset value, end of period	$ 15.64	$ 15.39	$ 12.97	$ 12.00	$ 9.52		$ 11.22

Total return (c)	1.62%	21.89%	8.16%	26.05%	(15.15)%		(7.79)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 548,635	$ 586,480	$ 337,929	$ 163,648	$ 41,303		$ 35,368
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%		1.33%
Ratio of expenses to average net assets
before waivers and reimbursements	1.15%	1.16%	1.22%	1.36%	1.63%		1.88%
Ratio of net investment income (loss) to
average net assets	0.33%	0.53%	0.54%	0.21%	(0.01)%		(0.55)%
Portfolio turnover rate	143%	73%	57%	55%	107%		46%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Amount represents less than $0.01 per share.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each period indicated. (a)

		Class N Shares

	Six Months Ended	Fiscal Years Ending April 30,
	October 31, 2006	2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$ 11.04	$ 10.33	$ 10.04	$ 8.93	$ 9.94	$ 10.81

Income (loss) from investment operations:
Net investment income	0.10	0.17	0.14	0.22	0.12	0.12
Net realized and unrealized gain (loss) on
investments	0.05	0.96	0.34	1.04	(1.07)	(0.55)
Total income (loss) from investment operations	0.15	1.13	0.48	1.26	(0.95)	(0.43)

Less distributions from net investment income	-	(0.15)	(0.13)	(0.15)	(0.06)	(0.15)
Less distributions from net realized gains	-	(0.27)	(0.06)	-	-	(0.29)
Total distributions from net investment
income and net realized gains	-	(0.42)	(0.19)	(0.15)	(0.06)	(0.44)

Net asset value, end of period	$ 11.19	$ 11.04	$ 10.33	$ 10.04	$ 8.93	$ 9.94

Total return (b)	1.36%	11.14%	4.72%	14.11%	(9.58)%	(3.92)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 124,482	$ 133,609	$ 102,884	$ 57,430	$ 34,755	$ 14,440
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%	1.33%
Ratio of expenses to average net assets
before waivers and reimbursements	1.25%	1.26%	1.32%	1.51%	1.77%	3.55%
Ratio of net investment income (loss) to
average net assets	1.80%	1.56%	1.35%	2.26%	1.21%	1.22%
Portfolio turnover rate	76%	55%	36%	97%	105%	60%

(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights

Selected data based on a share outstanding throughout the period indicated.(a)

			Class N Shares
	Berolina Fund		Descartes Fund		Liahona Fund
	Six Months	Fiscal Period	Six Months	Fiscal Period	Six Months	Fiscal Period
	Oct. 31, 2006	Apr. 30, 2006	Oct. 31, 2006	Apr. 30, 2006	Oct. 31, 2006	Apr. 30, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 10.11	$ 10.00	$ 9.99	$ 10.00	$ 9.99	$ 10.00

Income (loss) from investment operations:
Net investment income	0.03	0.01	0.03	-	0.08	-
Net realized and unrealized gain (loss) on
investments	0.03	0.10	0.42	(0.01)	0.23	(0.01)
Total income (loss) from investment operations	0.06	0.11	0.45	(0.01)	0.31	(0.01)

Less distributions from net investment income	-	-	-	-	-	-
Less distributions from net realized gains	-	-	-	-	-	-
Total distributions from net investment
income and net realized gains	-	-	-	-	-	-

Net asset value, end of period	$ 10.17	$ 10.11	$ 10.44	$ 9.99	$ 10.30	$ 9.99

Total return (b)	0.59%	1.10%	4.50%	(0.10)%	3.10%	(0.10)%

Ratios and Supplemental Data:
Net assets, end of period (in 000's)	$ 90,037	$ 33,338	$ 92,332	$ 4,591	$ 26,752	$ 1,826
Ratio of expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets
before waivers and reimbursements (c)	1.36%	2.12%	1.49%	23.48%	2.00%	74.02%
Ratio of net investment income (loss) to
average net assets (c)	0.65%	0.55%	0.66%	0.43%	1.63%	0.24%
Portfolio turnover rate	100%	86%	9%	0%	50%	7%

*Berolina Fund commenced operations on January 27, 2006; Descartes Fund and Liahona Fund commenced operations on April 19, 2006.
(a) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi- Annual Report

Notes to Financial Statements

October 31, 2006 (Unaudited)

1.

Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Amerigo Fund, the Clermont Fund, the Berolina Fund, the Descartes Fund and the Liahona Fund (collectively the “Funds” and each individually a “Fund”) are each a series of the Trust.   The Funds operate as diversified investment companies.

  Fund

Primary Objective

Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Berolina Fund	Growth of capital and total return
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income

The Funds offer the following classes of shares:

  Class

Funds Offering Class

Class C	Amerigo Fund only
Class N	Amerigo Fund, Clermont Fund, Berolina Fund, Descartes Fund, and Liahona Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N Shares are offered at net asset value.

2.

Summary of Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation and Transactions

U.S. equity securities, primarily exchange traded funds, are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  In the absence of a last sale price, securities are valued using the last available bid price.  U.S. long-term debt

AdvisorOne Funds Semi- Annual Report

Notes to Financial Statements

October 31, 2006 (Unaudited)

obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type.   Money market funds are valued at original cost which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available of for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  As of October 31, 2006 , there were no securities requiring a fair value determination by or under the direction of the Board.

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.  Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds.  The Funds declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.  These differences are primarily due to the treatment of wash sale losses.

Indemnification.

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of October 31, 2006, the AdvisorOne Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

3.

Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with CLS Investment Firm, LLC (the “Adviser”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets.

The Adviser has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for each Fund, net of waivers and custodial credits.  The annualized rates are as follows:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N	1.15%

The waivers/reimbursement of the Adviser’s fees for the six months ended October 31, 2006 were as follows:

Fund	Waiver/Reimbursement
Clermont Fund	$ 64,971
Berolina Fund	57,643
Descartes Fund	68,656
Liahona Fund	67,588

Administration, Fund Accounting, Transfer Agent and Custody Administration Fees

Gemini Fund Services, LLC (the “Administrator”), an affiliate of the Adviser, serves as the administrator, fund accountant, transfer agent and custody administrator of the Trust. The Administration agreement provides that the Administrator may retain Sub-Administrators for the purpose of providing such services to one or more Funds of the Trust.  For providing administration services to the Fund, the Administrator receives from each fund a monthly fee at an annual rate of 0.10% of the first $100 million of the Fund’s average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. For providing fund accounting services, the Administrator receives from each Fund a monthly fee of $2,000 plus a basis point fee calculated on the Fund’s average daily net assets exceeding $25 million, plus out-of-pocket expenses.  For providing transfer agent services, the Administrator receives from each Fund a minimum monthly or per account fee plus certain transaction fees, which are allocated by shareholder accounts.  For providing custody administration services, the Administrator receives from each Fund a monthly fee calculated at an annual rate of .0075% for the first $100 million of the Trust’s average daily portfolio market value, and at reduced rates thereafter.

Distributor

The distributor of the Funds is Aquarius Fund Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b- 1 under the 1940 Act.  The Plans and Agreements provide for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares.  The Plans and Agreements for Class C shares also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.  Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  The Board has approved the following Trustee compensation schedule: Each Trustee will receive $3,000 for each regular board meeting attended in-person; a minimum of $1,000 for each special board meeting attended in-person, or $200 per Fund participating in the special meeting, whichever is greater;  $750 for all telephonic board meetings; $500 for in-person committee meetings and $250 for telephonic committee meetings, unless the committee meeting is on the same day as a board meeting, in which case it will not be compensated. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

AdvisorOne Funds Semi- Annual Report

Notes to Financial Statements

October 31, 2006 (Unaudited)

4.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2006, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Amerigo Fund	$516,012,498	$40,347,333	$113,359	$40,233,974
Clermont Fund	114,879,24 6	9,594,47 8	30,079	9,564, 399
Berolina Fund	86,395, 089	5,303, 930	157,459	5,146,47 1
Descartes Fund	88,421,049	4,944,986	49,770	4,895,216
Liahona Fund	25,726,126	1,261,710	11,418	1,250,292

5.

Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months ended October 31, 2006, were as follows:

	Purchases	Sales
Amerigo Fund	$753,427,721	$ 738,394,824
Clermont Fund	68,596,795	90,290,820
Berolina Fund	99,696,687	48,230,152
Descartes Fund	83,212,825	3,419,462
Liahona Fund	23,485,269	6,347,827

6.

Shareholders’ Transactions

At October 31, 2006, the Funds had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund:

	Six Months Ended October 31, 2006		Year Ended April 30, 2006
Amerigo Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class C Shares:
Shares sold	21,545	$ 312,355	61,636	$ 851,391
Shares issued to shareholders in reinvestment	—	—	13,680	191,099
Shares redeemed	(60,114)	(859,859)	(104,528)	(1,493,058)
Net increase (decrease)	(38,569)	$ (547,504)	(29,212)	$ (450,568)

	Six Months Ended October 31, 2006		Year Ended April 30, 2006
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:	(Unaudited)
Shares sold	6,989,107	$104,339,479	16,575,050	$237,000,540
Shares issued to shareholders in reinvestment	—	—	873,745	12,555,713
Shares redeemed	(10,032,191)	(148,256,639)	(5,390,054)	(78,530,874)
Net increase	(3,043,084)	$(43,917,160)	12,058,741	$171,025,379

	Six Months Ended October 31, 2006		Year Ended April 30, 2006
Clermont Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	2,572,237	$ 27,853,102	6,034,742	$ 64,727,602
Shares issued to shareholders in reinvestment	—	—	400,587	4,234,203
Shares redeemed	(3,546,944)	(38,383,356)	(4,299,803)	(46,243,701)
Net increase	(974,707)	$(10,530,254)	2,135,526	$ 22,718,104

	Six Months Ended October 31, 2006		Period Ended April 30, 2006*
Berolina Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	6,432,706	$ 61,981,206	3,468,904	$ 33,981,336
Shares issued to shareholders in reinvestment	—	—	—	—
Shares redeemed	(879,048)	(8,598,534)	(170,592)	(1,700,163)
Net increase	5,553,658	$ 53,382,672	3,298,312	$ 32,281,173

	Six Months Ended October 31, 2006		Period Ended April 30, 2006**
Descartes Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	8,527,053	$84,313,29 8	459,423	$4,585,192
Shares issued to shareholders in reinvestment	—	—	—	—
Shares redeemed	(146,199)	(1,451,340)	—	—
Net increase	8,380,854	$82,861,95 8	459,423	$4,585,192

	Six Months Ended October 31, 2006		Period Ended April 30, 2006**
Liahona Fund	Shares	Dollars	Shares	Dollars
	(Unaudited)
Class N Shares:
Shares sold	2,519,437	$24,696,761	182,799	$1,823,937
Shares issued to shareholders in reinvestment	—	—	—	—
Shares redeemed	(105,844)	(1,042,091)	—	—
Net increase	2,413,593	$23,654,670	182,799	$1,823,937

 *The Berolina Fund commenced operations on January 27, 2006

** The Descartes Fund and Liahona Fund commenced operations on April 19, 2006.

7.    Distributions to Shareholders, Tax Components of Capital and Other

The tax character of distributions paid during the fiscal years ended April 30, 2006, and April 30, 2005 were as follows:

2006	Ordinary Income	Long-Term Capital Gains
Amerigo Fund	$ 4,800,002	$ 8,890,255
Clermont Fund	$ 2,124,102	$ 2,828,225

2005	Ordinary Income	Long-Term Capital Gains
Amerigo Fund	$ 208,226	$ —
Clermont Fund	$1,115,446	$ 488,267

The Berolina Fund, Descartes Fund and Liahona Fund made no distributions to shareholders during the periods.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
Amerigo Fund	$8,415,788	$41,957,492	$48,166,890
Clermont Fund	1,828,169	316,647	10,495,560
Berolina Fund	312,166	—	745,074
Descartes Fund	241	—	5,266
Liahona Fund	40	—	2,091

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies, is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov ..

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.   The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

This page is intentionally left blank.

SEMI-ANNUAL REPORT | AdvisorOne Funds | October 31, 2006

AdvisorOne Funds

4020 S. 147th Street • Omaha, NE 68137
1-866-811-0225 • www.advisoronefunds.com

Distributed by Aquarius Fund Distributors, LLC, Member NASD/SIPC

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

1/9/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

1/9/07

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

1/9/07